Notes to the Consolidated Statements of Financial Position - Schedule of Amounts Recognized in Profit or Loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Depreciation expense of right-of-use assets (see Note E.2.)	€ 386,853	€ 377,925	€ 384,432
Interest expense on lease liabilities	19,770	19,090	21,947
Rental expense from leases	10,429	6,261	6,261
Thereof short-term leases (included in administrative expenses)	4,168
Thereof leases of low-value assets (included in administrative expenses)	6,261	6,261	6,261
Total amounts recognized in profit or loss	€ 417,052	€ 403,276	€ 412,640